Financial Information for Subsidiary Guarantors and Non-Guarantor Subsidiaries under the Company's 6.375% Senior Notes (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 29,878	$ 46,662	$ 68,870	$ 90,971	$ 161,167	$ 131,363	$ 100,477
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	15,907	15,428	31,709	31,627	63,311	71,517	68,706
Provision for bad debts	8,846	10,029	18,167	20,404	39,055	51,347	41,147
Equity in earnings of unconsolidated subsidiaries	(568)	(2,752)	(1,626)	(5,217)	(7,705)	(2,923)	440
Loss on early retirement of debt	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets			81	(3,604)	(5,906)	(4,966)	484
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable			(83,832)	(30,520)	15,158	(111,126)	(64,329)
Other current assets			(5,894)	(1,612)	(1,607)	(1,201)	1,595
Other assets			144	1,675	5,877	(2,068)	(6,771)
Accounts payable			(2,665)	(5,486)	(6,117)	20,629	(7,161)
Due to third-party payors			5,217	1,738	(4,448)	227	(1,902)
Accrued expenses			(24,945)	6,340	23,746	21,139	19,725
Income and deferred taxes			(3,448)	11,809
Net cash provided by operating activities			27,602	124,049	309,371	240,053	170,064
Investing activities
Purchases of property and equipment	(13,963)	(16,183)	(27,962)	(27,934)	(68,185)	(46,016)	(51,761)
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets				16,511	16,511	7,879	565
Net cash used in investing activities			(56,849)	(21,643)	(72,406)	(54,735)	(216,998)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on credit facility term loans, net of discount			298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)
Issuance of 6.375% senior notes			600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)
Borrowings of other debt			6,909	5,835	8,281	7,055	6,347
Principal payments on other debt			(4,673)	(5,085)	(10,295)	(7,499)	(7,436)
Debt issuance costs			(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings				547	1,817	208	241
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(2,129)	(92,929)	(208,864)	(177,640)	(32,381)
Net increase (decrease) in cash and cash equivalents			(31,376)	9,477	28,101	7,678	(79,315)
Cash and cash equivalents at beginning of period			40,144	12,043	12,043	4,365	83,680
Cash and cash equivalents at end of period	8,768	21,520	8,768	21,520	40,144	12,043	4,365
Select Medical Corporation (Parent Company Only)
Operating activities
Net income	27,780	45,018	64,388	88,297	155,504	126,447	95,757
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	975	718	1,945	1,423	3,267	4,115	2,837
Loss on early retirement of debt	17,280		17,788		6,064	20,385
Loss (gain) from disposal or sale of assets						13	4
Non-cash stock compensation expense			3,537	2,599	5,677	3,725	2,236
Amortization of debt discount and issuance costs			4,499	3,325	7,190	6,700	6,599
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(24,334)	(53,981)	(70,984)	(96,638)	(162,470)	(126,809)	(92,366)
Other current assets			(2,310)	(1,314)	740	(1,780)	826
Other assets			(5,540)	1,348	2,448	(12,069)	(6,492)
Accounts payable			1,857	(674)	(2,679)	1,326	2,798
Accrued expenses			(19,539)	8,717	25,350	14,823	(25,160)
Income and deferred taxes			(3,448)	11,809
Net cash provided by operating activities			(7,807)	18,892	49,000	72,181	(4,143)
Investing activities
Purchases of property and equipment			(1,071)	(1,536)	(5,150)	(3,413)	(3,078)
Net cash used in investing activities			(1,071)	(1,536)	(5,150)	(3,413)	(3,078)
Financing activities
Borrowings on revolving credit facility			455,000	340,000	495,000	735,000	227,000
Payments on revolving credit facility			(480,000)	(380,000)	(405,000)	(720,000)	(202,000)
Borrowings on credit facility term loans, net of discount			298,500		266,750	841,500
Payments on 2011 credit facility term loans			(592,615)	(4,250)	(9,875)	(4,250)
Issuance of 6.375% senior notes			600,000
Repurchase of 7 5/8% senior subordinated notes, net of premiums			(70,000)		(278,495)	(273,941)
Borrowings of other debt			5,826	5,557	8,003	6,100	5,564
Principal payments on other debt			(4,057)	(4,179)	(8,049)	(5,662)	(5,589)
Debt issuance costs			(18,583)		(6,527)	(18,556)
Dividends paid to Holdings			(196,825)	(52,034)	(268,479)	(245,729)	(69,671)
Proceeds from bank overdrafts			1,625	3,739	1,227	(2,183)	18,792
Equity investment by Holdings				547	1,817	208	241
Intercompany			(20,010)	79,937	183,421	114,656	(46,684)
Net cash used in financing activities			(21,139)	(10,683)	(20,207)	(57,490)	(73,570)
Net increase (decrease) in cash and cash equivalents			(30,017)	6,673	23,643	11,278	(80,791)
Cash and cash equivalents at beginning of period			35,070	11,427	11,427	149	80,940
Cash and cash equivalents at end of period	5,053	18,100	5,053	18,100	35,070	11,427	149
Subsidiary Guarantors
Operating activities
Net income	24,660	54,555	71,197	97,220	163,572	126,420	92,831
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	12,522	12,410	25,025	25,580	50,734	58,064	57,267
Provision for bad debts	7,099	8,832	14,922	17,674	33,595	44,300	34,267
Equity in earnings of unconsolidated subsidiaries	(546)	(2,739)	(1,571)	(5,194)	(7,637)	(2,870)	440
Loss (gain) from disposal or sale of assets			74	(3,606)	(6,002)	(5,024)	329
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	(3,439)	(5,612)	(10,121)	(9,111)	(15,639)	(13,406)	(10,647)
Accounts receivable			(70,357)	(15,938)	29,727	(98,966)	(42,549)
Other current assets			(5,405)	(983)	141	1,165	(1,008)
Other assets			5,600	183	3,268	9,683	(1,472)
Accounts payable			(3,460)	(3,498)	(4,040)	16,247	(9,971)
Due to third-party payors			4,390	(9,527)	(15,278)	1,408	(4,390)
Accrued expenses			(6,586)	(2,587)	(3,835)	5,522	42,387
Net cash provided by operating activities			23,708	90,213	228,606	142,543	157,484
Investing activities
Purchases of property and equipment			(23,802)	(20,684)	(49,160)	(37,759)	(33,186)
Investment in businesses, net of distributions			(28,716)	(10,014)	(14,689)	(15,699)
Acquisition of businesses, net of cash acquired			(171)	(206)	(6,043)	(899)	(165,802)
Proceeds from sale of assets				16,511	16,511	7,879	565
Net cash used in investing activities			(52,689)	(14,393)	(53,381)	(46,478)	(198,423)
Financing activities
Borrowings of other debt						955
Principal payments on other debt			(223)	(220)	(433)	(755)	(946)
Intercompany			27,971	(72,802)	(171,058)	(99,832)	43,154
Net cash used in financing activities			27,748	(73,022)	(171,491)	(99,632)	42,208
Net increase (decrease) in cash and cash equivalents			(1,233)	2,798	3,734	(3,567)	1,269
Cash and cash equivalents at beginning of period			3,734			3,567	2,298
Cash and cash equivalents at end of period	2,501	2,798	2,501	2,798	3,734		3,567
Non-Guarantor Subsidiaries
Operating activities
Net income	5,211	6,682	14,390	11,203	20,200	18,711	14,902
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,410	2,300	4,739	4,624	9,310	9,338	8,602
Provision for bad debts	1,747	1,197	3,245	2,730	5,460	7,047	6,880
Equity in earnings of unconsolidated subsidiaries	(22)	(13)	(55)	(23)	(68)	(53)
Loss (gain) from disposal or sale of assets			7	2	96	45	151
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Accounts receivable			(13,475)	(14,582)	(14,569)	(12,160)	(21,780)
Other current assets			1,821	685	(2,488)	(586)	1,777
Other assets			84	144	161	318	1,193
Accounts payable			(1,062)	(1,314)	602	3,056	12
Due to third-party payors			827	11,265	10,830	(1,181)	2,488
Accrued expenses			1,180	210	2,231	794	2,498
Net cash provided by operating activities			11,701	14,944	31,765	25,329	16,723
Investing activities
Purchases of property and equipment			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Net cash used in investing activities			(3,089)	(5,714)	(13,875)	(4,844)	(15,497)
Financing activities
Borrowings of other debt			1,083	278	278		783
Principal payments on other debt			(393)	(686)	(1,813)	(1,082)	(901)
Intercompany			(7,961)	(7,135)	(12,363)	(14,824)	3,530
Distributions to non-controlling interests			(1,467)	(1,681)	(3,268)	(4,612)	(4,431)
Net cash used in financing activities			(8,738)	(9,224)	(17,166)	(20,518)	(1,019)
Net increase (decrease) in cash and cash equivalents			(126)	6	724	(33)	207
Cash and cash equivalents at beginning of period			1,340	616	616	649	442
Cash and cash equivalents at end of period	1,214	622	1,214	622	1,340	616	649
Eliminations
Operating activities
Net income	(27,773)	(59,593)	(81,105)	(105,749)	(178,109)	(140,215)	(103,013)
Changes in operating assets and liabilities, net of effects from acquisition of businesses:
Equity in earnings of subsidiaries	$ 27,773	$ 59,593	$ 81,105	$ 105,749	$ 178,109	$ 140,215	$ 103,013